Income Tax Expense (Recovery) (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(3,219)	(8,410)	(8,072)	(11,221)
Deferred	(185)	(336)	(368)	(1,642)
Income tax expense	(3,404)	(8,746)	(8,440)	(12,863)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

	Six Months Ended June 30,
	2019	2018
	$	$
Balance of unrecognized tax benefits as at January 1	40,556	31,061
Increases for positions related to the current year	2,106	2,047
Changes for positions taken in prior periods	4,121	2,337
Decrease related to statute limitations	—	(312)
Balance of unrecognized tax benefits as at June 30	46,783	35,133